Income Taxes - Reconciliation of Effective Tax Rate (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Earnings before income tax	$ 4,983	$ 5,916
Canadian statutory tax rate	27.04%	27.01%
Statutory tax	$ 1,347	$ 1,598
Non-taxable component of capital losses (gains)	146	(90)
Share-based compensation and other permanent items	31	(1)
Assessments and adjustments	(7)	(11)
Impact of income tax rate and legislative changes		(106)
Foreign tax rate differential	111	180
Non-taxable component of acquisitions and dispositions	(14)	(41)
Movement in unrecognized deferred income tax assets	82	(51)
Other	(6)	(20)
Total tax expense (income)	$ 1,690	$ 1,458
Effective tax rate	33.90%	24.60%